Lease financings	6 Months Ended
Jun. 30, 2023
Lease Financings
Lease financings

7.               Lease financings:

Details of the Company’s lease financings are discussed in Note 7 of the Company’s consolidated financial statements for the year ended December 31, 2022, included in the 2022 Annual Report.

All of the Company’s lease financings bear interest at SOFR plus a margin, with the exception of three of them, which are expected to have been refinanced by October 2023. The corresponding interest expense of the Company’s bareboat lease financing activities is included within “Interest and finance costs” in the unaudited interim condensed consolidated income statements (Note 8).

Some of the Company’s lease financings contain financial and other covenants similar to those included in its credit facilities, as described in Note 8 below and in Note 8 of the Company’s consolidated financial statements for the year ended December 31, 2022, included in the 2022 Annual Report, with which, as of June 30, 2023, the Company was in compliance (Note 8).

The principal payments required to be made after June 30, 2023, for the Company’s outstanding finance lease obligations recognized on the balance sheet, as of that date, are as follows:

Twelve month periods ending	Amount
June 30, 2024	$13,719
June 30, 2025	13,719
June 30, 2026	13,719
June 30, 2027	13,719
June 30, 2028	20,141
June 30, 2029 and thereafter	98,439
Total bareboat lease minimum payments	$173,456
Unamortized lease issuance costs	(2,305)
Total bareboat lease minimum payments, net	$171,151
Lease financing short term	13,719
Lease financing long term, net of unamortized lease issuance costs	157,432